Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.0%)
	Linde plc	299,366	148,991
	Newmont Corp. (XNYS)	700,416	76,913
	Freeport-McMoRan Inc.	911,820	59,916
	Air Products & Chemicals Inc.	141,590	39,450
	Nucor Corp.	146,423	36,606
	Ecolab Inc.	120,121	30,751
	Anglogold Ashanti plc (XNYS)	282,146	27,323
	Steel Dynamics Inc.	78,963	20,542
	Albemarle Corp.	74,920	13,217
	Alcoa Corp.	164,613	12,780
	Reliance Inc.	33,240	12,657
	International Flavors & Fragrances Inc.	163,253	12,415
	Royal Gold Inc.	53,549	12,021
	Carpenter Technology Corp.	25,246	11,840
	International Paper Co.	333,918	11,176
	CF Industries Holdings Inc.	98,951	11,117
	LyondellBasell Industries NV Class A	163,280	10,883
	Southern Copper Corp.	54,070	10,344
*	RBC Bearings Inc.	15,747	9,007
	Mueller Industries Inc.	68,956	8,868
	Solstice Advanced Materials Inc.	101,331	8,535
	Avery Dennison Corp.	49,042	7,801
	Element Solutions Inc.	143,285	6,080
*,1	MP Materials Corp.	90,654	5,865
	Fastenal Co.	130,927	5,787
	Eastman Chemical Co.	72,205	5,478
	Timken Co.	39,829	5,097
*	Cleveland-Cliffs Inc.	356,811	4,853
	Mosaic Co.	201,059	4,805
	Hexcel Corp.	47,985	4,308
	Celanese Corp.	69,626	3,699
	NewMarket Corp.	3,994	3,090
	Olin Corp.	73,390	1,899
	Westlake Corp.	21,457	1,863
	Ashland Inc.	28,746	1,664
	Scotts Miracle-Gro Co.	27,708	1,635
	Huntsman Corp.	104,734	1,608
	FMC Corp.	78,662	1,074
			651,958
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	1,681,365	455,045
	Walmart Inc.	2,496,712	288,994
	McDonald's Corp.	429,964	120,046
	Walt Disney Co.	1,132,026	115,274
	Lowe's Cos. Inc.	357,229	76,576
	Starbucks Corp.	629,196	62,391
	TJX Cos. Inc.	356,412	55,155
	General Motors Co.	575,507	47,905
	Home Depot Inc.	150,949	47,872
	Ford Motor Co.	2,491,776	43,457
*	Warner Bros Discovery Inc.	1,484,308	40,091
	Ross Stores Inc.	162,502	37,657
	Target Corp.	289,762	36,820
	NIKE Inc. Class B	746,116	34,493
	Delta Air Lines Inc.	415,754	34,291
	Electronic Arts Inc.	160,192	32,314
	eBay Inc.	287,934	31,463
*	AutoZone Inc.	8,974	26,340
	Garmin Ltd.	103,955	24,317

		Shares	Market Value ($000)
	DR Horton Inc.	164,213	24,154
*	United Airlines Holdings Inc.	207,442	23,814
	Yum! Brands Inc.	117,852	17,436
*	Take-Two Interactive Software Inc.	76,601	17,171
	Carnival Corp. Ltd.	562,822	15,793
	Dollar General Corp.	139,973	15,482
	PulteGroup Inc.	124,754	14,743
	Omnicom Group Inc.	198,736	14,450
*	Dollar Tree Inc.	119,678	13,935
	Estee Lauder Cos. Inc. Class A	156,262	13,899
	Williams-Sonoma Inc.	62,273	12,677
	Marriott International Inc. Class A	32,892	12,354
	RB Global Inc. (XTSE)	110,807	11,784
	Southwest Airlines Co.	262,862	11,290
*	Ulta Beauty Inc.	21,302	10,840
*	NVR Inc.	1,690	10,317
	Lennar Corp. Class A	109,674	9,847
	BorgWarner Inc. (XNYS)	135,524	9,733
	Best Buy Co. Inc.	123,166	9,601
*	Aptiv plc	138,512	9,411
	Dick's Sporting Goods Inc.	40,345	9,181
	Aramark	166,108	8,867
	Fox Corp. Class A	137,261	8,774
	Genuine Parts Co.	88,393	8,724
	Toll Brothers Inc.	60,829	8,427
*	Rivian Automotive Inc. Class A	506,576	8,257
	Ralph Lauren Corp.	22,477	8,179
*	Liberty Media Corp.-Liberty Formula One Class C	89,444	8,121
*	Five Below Inc.	34,283	7,795
	New York Times Co. Class A	102,445	7,705
	Hasbro Inc.	88,936	7,664
	Service Corp. International	86,990	6,541
*	BJ's Wholesale Club Holdings Inc.	71,048	6,059
	Restaurant Brands International Inc.	78,838	5,889
	News Corp. Class A	219,768	5,736
*	American Airlines Group Inc.	388,728	5,691
*	MGM Resorts International	130,329	5,691
*	GameStop Corp. Class A	261,046	5,529
*	SharkNinja Inc.	44,194	5,387
	Booking Holdings Inc.	32,035	5,364
	Fox Corp. Class B	89,560	5,140
	TKO Group Holdings Inc.	24,455	5,018
	Wynn Resorts Ltd.	48,550	4,914
	Lear Corp.	32,954	4,716
	Hyatt Hotels Corp. Class A	25,508	4,626
	LKQ Corp.	163,644	4,438
	Domino's Pizza Inc.	14,057	4,366
*	CarMax Inc.	90,095	4,020
	Versant Media Group Inc.	92,301	3,982
	Lithia Motors Inc.	13,638	3,967
	VF Corp.	223,438	3,839
*	Madison Square Garden Sports Corp.	10,220	3,825
*	Crocs Inc.	32,050	3,803
*	O'Reilly Automotive Inc.	43,375	3,768
*	Caesars Entertainment Inc.	129,098	3,750
	Macy's Inc.	169,957	3,698
*	Wayfair Inc. Class A	51,056	3,689
*	Lululemon Athletica Inc.	27,645	3,626
	Sirius XM Holdings Inc.	122,496	3,616
*	Amer Sports Inc.	95,215	3,388
	Gentex Corp.	140,112	3,385
*	Ollie's Bargain Outlet Holdings Inc.	39,078	3,190
*	AutoNation Inc.	16,906	3,174
	Pool Corp.	17,036	3,090
*	Liberty Live Holdings Inc. Class C	31,178	3,090
	Gap Inc.	144,437	3,055
	Nexstar Media Group Inc.	17,002	3,034
	News Corp. Class B	100,298	2,991
*	Mattel Inc.	196,976	2,943
*	Lyft Inc. Class A	205,714	2,903

		Shares	Market Value ($000)
	Boyd Gaming Corp.	34,835	2,880
*	Alaska Air Group Inc.	60,401	2,780
	PVH Corp.	29,021	2,707
	Bath & Body Works Inc.	131,341	2,629
	Thor Industries Inc.	32,556	2,575
*	QuantumScape Corp.	285,595	2,565
	H&R Block Inc.	66,121	2,545
	Lennar Corp. Class B	28,135	2,478
*	Floor & Decor Holdings Inc. Class A	46,399	2,385
*	YETI Holdings Inc.	49,257	2,363
*	SiteOne Landscape Supply Inc.	18,966	2,060
*	e.l.f. Beauty Inc.	36,765	2,059
*	Bright Horizons Family Solutions Inc.	31,227	1,955
	Penske Automotive Group Inc.	11,506	1,926
*	Grand Canyon Education Inc.	12,793	1,917
	U-Haul Holding Co.	35,164	1,829
	Travel & Leisure Co.	26,000	1,768
	Harley-Davidson Inc.	72,684	1,757
*	Etsy Inc.	25,207	1,712
*	Flutter Entertainment plc	17,333	1,681
	Whirlpool Corp.	38,652	1,678
*	Penn Entertainment Inc.	83,527	1,573
	Tapestry Inc.	10,708	1,558
	Choice Hotels International Inc.	11,826	1,288
*	Copart Inc.	39,259	1,287
*	Avis Budget Group Inc.	7,121	1,252
*	RH	8,106	1,204
*	Liberty Live Holdings Inc. Class A	11,891	1,145
*	Liberty Media Corp.-Liberty Formula One Class A	13,309	1,118
	Dillard's Inc. Class A	1,847	1,090
	Columbia Sportswear Co.	16,064	1,063
	Newell Brands Inc.	267,080	908
*,1	Birkenstock Holding plc	18,841	849
*	Under Armour Inc. Class C	136,036	779
	Darden Restaurants Inc.	3,617	738
*	Under Armour Inc. Class A	101,356	595
	Churchill Downs Inc.	6,680	583
*,1	Lucid Group Inc.	84,419	553
	Vail Resorts Inc.	3,954	528
*	Norwegian Cruise Line Holdings Ltd.	28,225	518
*	Coty Inc. Class A	221,203	471
[1]	Wendy's Co.	56,938	438
*	U-Haul Holding Co. (XNYS)	7,290	422
	Wyndham Hotels & Resorts Inc.	5,112	410
*	Valvoline Inc.	9,245	312
			2,212,788
Consumer Staples (5.5%)
	Procter & Gamble Co.	1,497,668	215,005
	Philip Morris International Inc.	993,228	176,179
	PepsiCo Inc.	754,004	108,720
	Coca-Cola Co.	1,267,927	100,179
	Altria Group Inc.	1,075,262	74,817
	CVS Health Corp.	798,376	72,636
	Mondelez International Inc. Class A	826,023	50,528
	Corteva Inc.	431,279	33,761
	Keurig Dr Pepper Inc.	825,357	24,785
	Colgate-Palmolive Co.	270,155	24,349
	Archer-Daniels-Midland Co.	304,638	24,304
	Kroger Co.	370,070	23,000
	Kenvue Inc.	1,211,818	20,940
	Hershey Co.	81,616	15,836
	Casey's General Stores Inc.	20,137	15,448
	Church & Dwight Co. Inc.	153,012	14,633
	Kimberly-Clark Corp.	135,411	13,216
	Kraft Heinz Co.	544,753	13,080
	Constellation Brands Inc. Class A	90,500	12,563
*	US Foods Holding Corp.	142,873	11,694
	General Mills Inc.	339,999	11,495
	Sysco Corp.	141,940	10,761

		Shares	Market Value ($000)
	Tyson Foods Inc. Class A	176,322	10,759
	Bunge Global SA	82,992	10,233
*	Performance Food Group Co.	85,110	8,357
	McCormick & Co. Inc.	161,391	7,645
	Clorox Co.	77,486	6,975
	J M Smucker Co.	66,074	6,819
	Coca-Cola Consolidated Inc.	31,210	5,407
*	Darling Ingredients Inc.	88,521	5,232
	McKesson Corp.	6,181	4,589
	Hormel Foods Corp.	184,259	4,280
	Molson Coors Beverage Co. Class B	104,049	4,113
	Ingredion Inc.	40,142	4,072
	Conagra Brands Inc.	303,724	4,033
	Primo Brands Corp.	160,409	3,978
	Lamb Weston Holdings Inc.	85,675	3,699
	Albertsons Cos. Inc. Class A	224,009	3,497
*	Post Holdings Inc.	29,498	2,709
[1]	Campbell's Co.	123,596	2,609
	Brown-Forman Corp. Class B	91,930	2,364
*	Freshpet Inc.	21,963	1,133
*	Boston Beer Co. Inc. Class A	5,136	911
	Flowers Foods Inc.	118,257	904
	Seaboard Corp.	160	813
	Reynolds Consumer Products Inc.	34,516	748
	Pilgrim's Pride Corp.	26,204	742
	Smithfield Foods Inc.	28,714	742
	Brown-Forman Corp. Class A	27,226	728
*	BellRing Brands Inc.	74,050	619
			1,176,639
Energy (6.4%)
	Exxon Mobil Corp.	2,693,661	391,281
	Chevron Corp.	1,194,555	217,959
	ConocoPhillips	788,975	89,927
	Williams Cos. Inc.	735,277	52,491
	SLB Ltd.	880,840	48,050
	Marathon Petroleum Corp.	191,674	47,683
	Valero Energy Corp.	193,795	47,445
	EOG Resources Inc.	348,396	46,469
	Phillips 66	238,543	41,955
	Baker Hughes Co.	632,364	40,395
	Kinder Morgan Inc.	1,239,876	38,535
	ONEOK Inc.	398,488	33,449
	Devon Energy Corp.	723,149	32,173
	Occidental Petroleum Corp.	449,624	25,462
	Diamondback Energy Inc.	125,477	24,026
	EQT Corp.	384,049	21,096
	Halliburton Co.	535,196	20,792
*	First Solar Inc.	64,688	19,846
	TechnipFMC plc	255,501	17,481
	Cheniere Energy Inc.	74,778	16,815
	Expand Energy Corp.	145,021	13,484
	Ovintiv Inc. (XNYS)	182,749	10,241
	DT Midstream Inc.	64,632	9,047
	Permian Resources Corp. Class A	436,430	8,393
	APA Corp.	223,565	8,145
*	Antero Resources Corp.	184,546	6,598
	HF Sinclair Corp.	89,494	6,255
	Range Resources Corp.	150,123	5,847
	Viper Energy Inc. Class A	118,585	5,396
	Chord Energy Corp.	35,924	4,737
	Weatherford International plc	44,794	4,642
	NOV Inc.	230,704	4,605
	Antero Midstream Corp.	212,871	4,462
	Matador Resources Co.	74,219	3,978
			1,369,160
Financials (17.3%)
*	Berkshire Hathaway Inc. Class B	1,175,882	557,932
	JPMorgan Chase & Co. (XYNS)	1,627,038	486,989
	Bank of America Corp. (XNYS)	3,853,403	198,836

		Shares	Market Value ($000)
	Goldman Sachs Group Inc. (XYNS)	169,399	173,729
	Wells Fargo & Co.	1,974,047	153,068
	Morgan Stanley	723,287	150,444
	Citigroup Inc. (XNYS)	862,625	108,604
	Blackrock Inc.	97,261	101,821
	Charles Schwab Corp.	971,590	84,868
	S&P Global Inc.	193,232	81,930
	Chubb Ltd.	232,860	72,589
	Progressive Corp.	354,773	67,549
	CME Group Inc.	229,292	62,721
	Bank of New York Mellon Corp.	407,005	56,749
	PNC Financial Services Group Inc.	247,712	54,774
	US Bancorp	996,130	54,638
	Intercontinental Exchange Inc.	363,605	53,759
	Marsh & McLennan Cos. Inc.	272,794	43,639
	Travelers Cos. Inc.	138,468	40,417
*	Robinhood Markets Inc. Class A	418,913	39,503
	Truist Financial Corp.	802,734	38,700
	Allstate Corp.	166,183	34,249
	Aflac Inc.	299,941	33,719
	KKR & Co. Inc.	324,461	31,129
	Arthur J Gallagher & Co.	151,731	30,515
	MetLife Inc.	354,627	29,324
	Fifth Third Bancorp	576,272	28,773
	State Street Corp.	177,563	27,636
	Nasdaq Inc.	288,483	26,690
	American International Group Inc.	343,592	25,505
*	Coinbase Global Inc. Class A	128,237	24,241
	Hartford Insurance Group Inc.	179,430	22,811
	Interactive Brokers Group Inc. Class A	258,449	22,477
	Prudential Financial Inc.	223,216	22,464
	Cboe Global Markets Inc.	66,753	22,266
	M&T Bank Corp.	97,016	20,966
	Huntington Bancshares Inc.	1,278,738	20,920
*	Arch Capital Group Ltd.	224,530	20,060
	Northern Trust Corp.	117,937	19,513
	Citizens Financial Group Inc.	274,059	17,063
	Raymond James Financial Inc.	109,104	15,647
	Regions Financial Corp.	553,644	15,502
	Cincinnati Financial Corp.	98,248	15,466
	Willis Towers Watson plc	60,901	15,205
	MSCI Inc.	23,178	14,634
	T Rowe Price Group Inc.	137,926	14,417
	Principal Financial Group Inc.	138,671	14,369
	KeyCorp.	589,857	12,582
*	Markel Group Inc.	6,421	11,658
	First Citizens BancShares Inc. Class A	5,742	11,429
	Loews Corp.	107,483	11,130
	East West Bancorp Inc.	87,237	10,690
	Apollo Global Management Inc.	81,098	10,438
*	SoFi Technologies Inc.	557,149	10,151
	Annaly Capital Management Inc.	450,834	9,851
	Pinnacle Financial Partners Inc.	95,035	9,289
	Brown & Brown Inc.	161,581	9,089
	W R Berkley Corp.	142,591	9,060
	Unum Group	105,928	8,816
*	Rocket Cos. Inc. Class A	599,798	8,703
	Reinsurance Group of America Inc. Class A	42,027	8,436
	RenaissanceRe Holdings Ltd.	29,089	8,155
	Evercore Inc. Class A	23,521	8,017
	Assurant Inc.	31,829	7,921
	Globe Life Inc.	50,671	7,765
	Fidelity National Financial Inc.	163,965	7,764
	Brookfield Asset Management Ltd. Class A	159,695	7,761
	Carlyle Group Inc.	166,446	7,562
	First Horizon Corp.	306,172	7,419
	Webster Financial Corp.	101,994	7,417
	Everest Group Ltd.	22,873	7,412
	AGNC Investment Corp.	704,597	7,335
*	Circle Internet Group Inc.	61,119	6,906

		Shares	Market Value ($000)
	Tradeweb Markets Inc. Class A	67,974	6,814
	Ally Financial Inc.	156,646	6,706
	Stifel Financial Corp.	94,255	6,612
	Invesco Ltd.	231,543	6,590
	Wintrust Financial Corp.	41,973	6,306
	Southstate Bank Corp.	62,674	5,938
	Zions Bancorp NA	92,383	5,769
	SEI Investments Co.	65,134	5,724
	Popular Inc.	37,587	5,583
	Columbia Banking System Inc.	186,046	5,514
	FactSet Research Systems Inc.	22,409	5,501
	American Financial Group Inc.	42,078	5,462
	Old Republic International Corp.	146,062	5,438
	Primerica Inc.	20,092	5,424
	Franklin Resources Inc.	170,570	5,291
	Affiliated Managers Group Inc.	17,327	5,247
	Cullen / Frost Bankers Inc.	37,955	5,144
	Voya Financial Inc.	60,355	4,902
	Corebridge Financial Inc.	176,116	4,755
	Axis Capital Holdings Ltd.	47,492	4,508
	Commerce Bancshares Inc.	86,256	4,504
	Western Alliance Bancorp	53,766	4,282
	Hanover Insurance Group Inc.	22,636	4,215
	OneMain Holdings Inc.	75,754	4,190
	First American Financial Corp.	62,277	4,125
	Prosperity Bancshares Inc.	59,680	4,116
	Janus Henderson Group plc	78,122	4,040
	FNB Corp.	227,041	3,969
	Jefferies Financial Group Inc.	73,876	3,895
	Lincoln National Corp.	108,777	3,839
	XP Inc. Class A	229,484	3,825
	Starwood Property Trust Inc.	220,762	3,771
	MGIC Investment Corp.	140,041	3,532
	Bank OZK	68,044	3,293
	Rithm Capital Corp.	353,052	3,290
	Aon plc Class A (XNYS)	10,182	3,218
	White Mountains Insurance Group Ltd.	1,548	3,196
	Houlihan Lokey Inc.	21,514	3,048
	MarketAxess Holdings Inc.	23,201	3,017
	Virtu Financial Inc. Class A	50,500	2,533
	Ameriprise Financial Inc.	5,566	2,481
	SLM Corp.	112,118	2,480
	RLI Corp.	49,290	2,466
*	Brighthouse Financial Inc.	36,353	2,274
	Lazard Inc.	47,377	2,242
	First Hawaiian Inc.	78,462	2,117
	Assured Guaranty Ltd.	27,602	2,048
	BOK Financial Corp.	12,170	1,558
*	Credit Acceptance Corp.	2,122	1,217
	Broadridge Financial Solutions Inc.	6,909	1,062
	Kemper Corp.	36,453	899
	Morningstar Inc.	4,629	843
	Hamilton Lane Inc. Class A	8,975	782
*,1	Bullish	17,068	596
	CNA Financial Corp.	14,019	590
	TFS Financial Corp.	33,295	530
	UWM Holdings Corp.	124,735	382
	Central BanCo Inc.	12,624	359
	TPG Inc.	5,893	251
*,1	Freedom Holding Corp.	1,604	229
			3,714,108
Health Care (10.2%)
	Johnson & Johnson	1,534,248	345,712
	UnitedHealth Group Inc.	580,153	220,638
	Merck & Co. Inc.	1,584,429	188,103
	Thermo Fisher Scientific Inc.	240,703	118,549
	Pfizer Inc.	3,622,011	94,824
	Abbott Laboratories	1,104,082	94,509
	Gilead Sciences Inc.	580,266	78,005

		Shares	Market Value ($000)
	Danaher Corp.	401,327	73,310
	Medtronic plc	817,748	60,358
	Bristol-Myers Squibb Co.	1,049,237	59,995
	Elevance Health Inc. (XNYS)	138,820	54,583
	Stryker Corp.	163,027	49,738
	Cigna Group	154,561	42,875
	Regeneron Pharmaceuticals Inc.	64,698	39,775
*	Boston Scientific Corp.	778,849	37,626
*	Edwards Lifesciences Corp.	366,917	31,727
	HCA Healthcare Inc.	81,452	30,833
	Amgen Inc.	89,980	30,304
	Becton Dickinson & Co.	182,374	26,831
	Agilent Technologies Inc.	181,439	24,590
	Humana Inc.	76,922	23,494
*	IQVIA Holdings Inc.	107,581	19,602
*	Centene Corp.	312,382	18,618
*	Biogen Inc.	93,096	18,247
	GE HealthCare Technologies Inc.	291,712	18,185
*	Revolution Medicines Inc.	114,429	18,020
*	Waters Corp.	42,744	16,395
*	Illumina Inc.	97,898	15,954
*	United Therapeutics Corp.	27,020	15,045
	Cardinal Health Inc.	75,555	14,869
	West Pharmaceutical Services Inc.	45,758	14,771
	Quest Diagnostics Inc.	71,105	13,858
	Labcorp Holdings Inc.	53,185	13,831
	Royalty Pharma plc Class A	244,861	13,654
	ResMed Inc.	71,124	13,554
	STERIS plc	62,659	13,330
	Viatris Inc.	735,430	11,958
*	Moderna Inc.	228,434	10,780
	Zimmer Biomet Holdings Inc.	126,150	10,386
*	Tenet Healthcare Corp.	55,592	9,746
*	Medline Inc. Class A	252,844	9,244
*	Jazz Pharmaceuticals plc	37,245	8,808
*	Roivant Sciences Ltd.	270,767	8,120
*	Cooper Cos. Inc.	124,276	7,607
	Revvity Inc.	72,012	7,529
*	Align Technology Inc.	42,771	7,483
*	Elanco Animal Health Inc. (XNYS)	312,990	7,465
*	Incyte Corp.	75,770	7,330
*	Solventum Corp.	93,968	7,043
*	BioMarin Pharmaceutical Inc.	121,039	6,934
	Encompass Health Corp.	63,447	6,716
	Baxter International Inc.	326,423	6,130
*	Globus Medical Inc. Class A	71,368	5,844
*	Charles River Laboratories International Inc.	31,154	5,630
	Bio-Techne Corp.	98,302	5,080
*	Henry Schein Inc.	64,633	4,950
	Universal Health Services Inc. Class B	33,352	4,873
	QIAGEN NV	129,045	4,722
	Zoetis Inc.	56,787	4,412
	Bruker Corp.	65,777	3,874
*	Avantor Inc.	420,553	3,836
*	Bio-Rad Laboratories Inc. Class A	11,731	3,666
*	Repligen Corp.	29,452	3,651
	Teleflex Inc.	28,097	3,614
	Chemed Corp.	8,063	3,438
*	Veeva Systems Inc. Class A	19,270	3,360
*	Molina Healthcare Inc.	14,726	2,557
*	Sotera Health Co.	159,752	2,499
*	Envista Holdings Corp.	103,875	2,446
	Organon & Co.	165,876	2,213
*	Viking Therapeutics Inc.	63,939	2,093
*	Exelixis Inc.	31,957	1,613
*	Neurocrine Biosciences Inc.	8,877	1,405
*	Acadia Healthcare Co. Inc.	57,769	1,340
	DENTSPLY SIRONA Inc.	126,201	1,321
	Perrigo Co. plc	87,012	962
*	Insmed Inc.	8,459	904

		Shares	Market Value ($000)
*	Ionis Pharmaceuticals Inc.	7,313	560
*	Caris Life Sciences Inc.	29,156	488
*	Certara Inc.	76,022	443
*	Sarepta Therapeutics Inc.	10,306	184
*,2	Hologic Inc. CVR	32,822	—
			2,179,569
Industrials (15.0%)
	Caterpillar Inc. (XNYS)	258,849	226,718
	RTX Corp.	852,922	153,236
	Eaton Corp. plc	249,834	100,084
	Honeywell International Inc.	405,335	96,413
*	Boeing Co.	414,011	95,699
	Union Pacific Corp.	351,205	92,240
	Deere & Co.	155,767	84,454
	Capital One Financial Corp.	391,564	73,587
	Accenture plc Class A	392,107	73,351
	American Express Co.	231,332	73,210
	Parker-Hannifin Corp.	80,660	68,128
	Cummins Inc.	87,805	56,777
	FedEx Corp.	136,724	56,296
	General Dynamics Corp.	161,169	55,897
	CSX Corp.	1,196,731	54,164
	Johnson Controls International plc	389,750	52,250
	Emerson Electric Co.	359,303	51,675
	Lockheed Martin Corp.	95,034	50,411
	Northrop Grumman Corp.	85,205	48,028
	CRH plc	426,824	46,434
	Norfolk Southern Corp.	143,957	43,901
	3M Co.	285,143	43,664
	United Parcel Service Inc. Class B (XNYS)	390,030	41,612
	United Rentals Inc.	40,472	40,297
	L3Harris Technologies Inc.	118,986	37,502
*	Keysight Technologies Inc.	109,567	37,070
	TransDigm Group Inc.	29,131	36,656
	PACCAR Inc.	328,452	36,251
	AMETEK Inc.	146,836	33,163
	Illinois Tool Works Inc.	124,326	30,743
	Rockwell Automation Inc.	66,321	29,915
	Westinghouse Air Brake Technologies Corp.	107,996	28,204
	Carrier Global Corp.	430,613	27,503
	Ferguson Enterprises Inc.	114,577	25,891
	Old Dominion Freight Line Inc.	110,445	24,867
	Vulcan Materials Co.	84,403	23,879
	Martin Marietta Materials Inc.	38,496	22,391
*	Teledyne Technologies Inc.	29,771	18,453
	Dover Corp.	86,295	18,239
	Ingersoll Rand Inc. (XYNS)	253,307	18,147
	Otis Worldwide Corp.	248,674	17,616
	Curtiss-Wright Corp.	23,485	17,558
	Xylem Inc.	155,026	16,982
	nVent Electric plc	101,469	16,944
	PayPal Holdings Inc. (XNGS)	368,442	16,488
	PPG Industries Inc.	143,066	16,164
	Hubbell Inc.	34,081	16,141
	Synchrony Financial	220,599	15,760
*	Mettler-Toledo International Inc.	13,254	15,647
	Dow Inc.	451,130	15,226
	Quanta Services Inc.	21,354	15,198
	EMCOR Group Inc.	18,378	15,195
*	ATI Inc.	85,782	15,026
	Fidelity National Information Services Inc.	330,222	14,196
*	Fiserv Inc.	246,767	13,957
	MKS Inc.	42,805	13,880
	Paychex Inc.	141,161	13,690
	Smurfit Westrock plc	331,816	13,654
*	Block Inc. (XNYS)	179,692	13,606
	JB Hunt Transport Services Inc.	48,791	13,487
	Expeditors International of Washington Inc.	84,925	13,417
	CH Robinson Worldwide Inc.	74,801	13,363

		Shares	Market Value ($000)
	Woodward Inc.	38,155	13,355
	DuPont de Nemours Inc.	266,562	12,907
*	XPO Inc.	58,006	12,428
	Packaging Corp. of America	56,358	12,337
	Snap-on Inc.	32,634	12,114
*	MasTec Inc.	31,372	11,870
	Fortive Corp.	202,135	11,789
	Amcor plc	294,036	11,414
	WESCO International Inc.	30,643	11,067
	ITT Inc.	54,668	10,660
	Equifax Inc.	64,226	10,648
	Textron Inc.	112,030	10,280
*	Generac Holdings Inc.	36,805	10,228
	IDEX Corp.	48,127	10,147
	Global Payments Inc. (XNYS)	132,648	10,016
	Nordson Corp.	33,813	9,715
	BWX Technologies Inc.	47,960	9,394
	Ball Corp.	170,938	9,345
	Masco Corp.	133,019	9,345
*	API Group Corp.	227,643	9,333
	Jacobs Solutions Inc.	74,465	8,925
	TransUnion	124,086	8,880
	Lincoln Electric Holdings Inc.	34,065	8,805
*	Trimble Inc.	152,199	8,586
	RPM International Inc.	80,884	8,571
	Regal Rexnord Corp.	42,064	8,487
	Watsco Inc.	22,284	8,180
	Carlisle Cos. Inc.	23,420	8,075
*	Saia Inc.	16,968	8,015
	Graco Inc.	105,517	7,961
*	Zebra Technologies Corp. Class A	32,403	7,894
	Veralto Corp.	95,288	7,836
	Stanley Black & Decker Inc.	98,498	7,823
	Huntington Ingalls Industries Inc.	24,833	7,653
	Knight-Swift Transportation Holdings Inc.	100,167	7,576
	Pentair plc	104,205	7,382
	Littelfuse Inc.	15,661	7,312
	Applied Industrial Technologies Inc.	23,616	7,175
	Allegion plc	55,166	7,175
*,1	QXO Inc.	409,840	7,070
	Cognex Corp.	106,778	7,031
	Crown Holdings Inc.	73,820	7,019
*	TopBuild Corp.	16,609	6,934
	Owens Corning	52,022	6,545
	Valmont Industries Inc.	12,319	6,404
	Jack Henry & Associates Inc.	46,370	6,321
	Advanced Drainage Systems Inc.	45,367	6,313
	Ryder System Inc.	24,998	6,271
	Verisk Analytics Inc.	35,613	6,232
	Flowserve Corp.	80,717	6,095
	Donaldson Co. Inc.	73,123	5,987
	Acuity Inc.	19,617	5,985
	Crane Co.	31,345	5,736
	CNH Industrial NV	559,776	5,715
	AECOM	81,923	5,683
	Toro Co.	62,872	5,651
*	Aurora Innovation Inc.	744,413	5,464
*	Builders FirstSource Inc.	69,126	5,272
*	Affirm Holdings Inc.	71,157	5,241
	Oshkosh Corp.	40,073	5,209
	Allison Transmission Holdings Inc.	43,796	4,972
	WW Grainger Inc.	4,014	4,954
*	Kirby Corp.	34,368	4,832
*	Everus Construction Group Inc.	32,445	4,827
	AptarGroup Inc.	41,645	4,825
*	Middleby Corp.	30,455	4,721
	Simpson Manufacturing Co. Inc.	24,356	4,621
	Sensata Technologies Holding plc	92,434	4,565
	Landstar System Inc.	21,757	4,502
	Ralliant Corp.	72,160	4,465

		Shares	Market Value ($000)
	AGCO Corp.	39,588	4,445
	Sherwin-Williams Co.	13,913	4,227
*	Gates Industrial Corp. plc	161,526	4,187
	Automatic Data Processing Inc.	18,828	4,177
*	Axalta Coating Systems Ltd.	135,655	4,174
	A O Smith Corp.	72,981	4,139
	Eagle Materials Inc.	18,669	4,129
	MSA Safety Inc.	23,523	3,900
*	StandardAero Inc.	132,488	3,794
	Tetra Tech Inc.	134,477	3,697
*	GXO Logistics Inc.	71,547	3,585
*	Mohawk Industries Inc.	32,845	3,528
	Brunswick Corp.	41,677	3,491
	Esab Corp.	36,075	3,334
	Genpact Ltd.	100,792	3,321
*	Fair Isaac Corp.	2,566	3,209
	Sonoco Products Co.	63,113	3,072
	Louisiana-Pacific Corp.	40,091	3,062
	Armstrong World Industries Inc.	19,297	3,047
	MSC Industrial Direct Co. Inc. Class A	27,831	3,047
	Fortune Brands Innovations Inc.	77,213	3,007
*	FTI Consulting Inc.	19,071	2,921
*	WEX Inc.	19,771	2,866
*	Trex Co. Inc.	68,189	2,823
	Vontier Corp.	92,142	2,615
*	Core & Main Inc. Class A	50,680	2,506
	ADT Inc.	371,629	2,494
*	Amentum Holdings Inc.	101,200	2,351
	WillScot Holdings Corp.	84,566	2,176
	Graphic Packaging Holding Co.	186,830	2,104
	Silgan Holdings Inc.	55,889	2,099
*	Versigent plc	46,261	2,041
*	BILL Holdings Inc.	51,592	1,910
*	Hayward Holdings Inc.	132,739	1,873
	Robert Half Inc.	63,097	1,858
*	Euronet Worldwide Inc.	24,781	1,796
	Western Union Co.	203,044	1,651
	Leonardo DRS Inc.	29,383	1,433
	Crane NXT Co.	31,510	1,224
	Schneider National Inc. Class B	29,302	1,036
	ManpowerGroup Inc.	29,137	922
*	James Hardie Industries plc	35,031	816
*	Paylocity Holding Corp.	2,206	254
*	Loar Holdings Inc.	2,382	154
			3,225,255
Real Estate (3.8%)
	Welltower Inc.	438,397	90,016
	Prologis Inc.	591,411	84,850
	Equinix Inc.	62,425	66,672
	Digital Realty Trust Inc.	219,347	41,676
	Realty Income Corp.	583,986	35,787
	Simon Property Group Inc.	161,016	32,994
	Public Storage	87,557	26,590
	Crown Castle Inc.	276,670	25,315
	Ventas Inc.	298,349	25,187
	Iron Mountain Inc.	187,044	23,988
*	CBRE Group Inc. Class A	168,845	21,112
	Extra Space Storage Inc.	134,240	19,372
	VICI Properties Inc. (XNYS)	647,970	18,286
	AvalonBay Communities Inc.	90,600	16,535
	Equity Residential	241,300	15,793
	SBA Communications Corp.	67,469	13,707
	Invitation Homes Inc.	389,767	11,401
	Weyerhaeuser Co.	461,768	11,318
	Essex Property Trust Inc.	40,594	11,068
	WP Carey Inc.	138,181	10,283
	Kimco Realty Corp.	425,374	10,243
	Host Hotels & Resorts Inc.	436,571	10,032
	Mid-America Apartment Communities Inc.	74,115	9,566

		Shares	Market Value ($000)
	Regency Centers Corp.	114,919	8,889
	Omega Healthcare Investors Inc.	188,044	8,793
	Healthpeak Properties Inc.	441,739	8,459
	Gaming & Leisure Properties Inc.	172,917	8,122
	Sun Communities Inc.	63,200	7,815
	Equity LifeStyle Properties Inc.	122,182	7,547
*	CoStar Group Inc.	233,058	7,505
	UDR Inc.	198,657	7,330
	Camden Property Trust	67,172	7,158
	American Homes 4 Rent Class A	217,389	6,974
	EastGroup Properties Inc.	33,589	6,782
	Federal Realty Investment Trust	54,120	6,474
*	Jones Lang LaSalle Inc.	22,094	6,237
	BXP Inc.	100,896	6,055
	Brixmor Property Group Inc.	193,749	5,921
	CubeSmart	144,105	5,764
	Alexandria Real Estate Equities Inc.	109,358	5,433
	NNN REIT Inc.	120,203	5,350
	Agree Realty Corp.	71,942	5,335
	Rexford Industrial Realty Inc.	148,315	5,261
	First Industrial Realty Trust Inc.	81,234	5,026
	STAG Industrial Inc.	118,761	4,498
	Healthcare Realty Trust Inc.	209,245	4,168
	Rayonier Inc.	189,346	3,955
	Vornado Realty Trust	112,474	3,796
*	Zillow Group Inc. Class C	98,482	3,447
	Cousins Properties Inc.	106,501	2,855
	Americold Realty Trust Inc.	181,842	2,853
	Millrose Properties Inc.	97,710	2,757
	EPR Properties	47,549	2,713
	Kilroy Realty Corp.	74,930	2,568
	Lineage Inc.	44,711	1,986
	National Storage Affiliates Trust	44,735	1,908
	Highwoods Properties Inc.	68,731	1,794
	Medical Properties Trust Inc.	318,548	1,628
	Park Hotels & Resorts Inc.	117,705	1,428
*	Zillow Group Inc. Class A	37,061	1,311
*	Howard Hughes Holdings Inc.	19,514	1,236
*	Fermi Inc.	23,962	167
			819,089
Technology (20.1%)
	Micron Technology Inc.	712,334	691,676
	Alphabet Inc. Class A	1,309,974	498,235
	Alphabet Inc. Class C	1,076,513	405,232
*	Intel Corp.	2,813,095	322,606
*	Advanced Micro Devices Inc.	426,121	219,921
	International Business Machines Corp.	593,068	176,616
	Applied Materials Inc.	362,196	163,010
	Meta Platforms Inc. Class A	248,236	157,012
*	Sandisk Corp.	91,177	154,543
	QUALCOMM Inc.	525,799	131,986
	Analog Devices Inc.	311,474	128,903
	Western Digital Corp.	216,871	115,204
	Texas Instruments Inc.	342,233	104,614
	Marvell Technology Inc.	501,920	102,894
	Corning Inc.	497,713	90,166
	Salesforce Inc.	443,852	84,820
	Dell Technologies Inc. Class C	171,771	72,300
*	Coherent Corp.	111,560	40,326
	Teradyne Inc.	99,750	37,337
	Hewlett Packard Enterprise Co.	848,838	36,534
*	Flex Ltd.	234,410	35,344
	Microchip Technology Inc.	336,342	31,835
*	ON Semiconductor Corp.	255,990	30,877
*	Strategy Inc.	187,799	29,877
	Roper Technologies Inc.	68,276	22,226
	Qnity Electronics Inc.	133,235	20,785
*	Zoom Communications Inc.	169,890	17,259
	Cognizant Technology Solutions Corp. Class A	308,171	17,182

		Shares	Market Value ($000)
	HP Inc.	584,551	15,806
*	Synopsys Inc.	32,391	15,406
*	MongoDB Inc.	45,576	15,293
	VeriSign Inc.	52,924	15,103
*	Twilio Inc. Class A	74,700	14,241
*	F5 Inc.	35,973	13,794
*	Akamai Technologies Inc.	89,759	13,423
	NetApp Inc. (XNGS)	76,320	13,302
	TD SYNNEX Corp.	48,652	12,712
*	MACOM Technology Solutions Holdings Inc.	31,881	11,625
	Entegris Inc.	80,217	11,133
	Leidos Holdings Inc.	81,206	10,378
	CDW Corp.	76,642	9,615
*	PTC Inc.	66,567	9,235
	SS&C Technologies Holdings Inc.	132,974	8,978
	Jabil Inc.	23,061	8,407
*	Super Micro Computer Inc. (XNGS)	177,190	8,167
	Gen Digital Inc. (XNGS)	313,400	8,083
*	Okta Inc.	65,005	8,013
	Skyworks Solutions Inc.	96,273	7,495
*	CACI International Inc. Class A	13,945	7,161
*	Arrow Electronics Inc.	32,866	7,054
*	Nutanix Inc. Class A	124,710	6,494
*	GLOBALFOUNDRIES Inc.	78,965	6,315
*	Onto Innovation Inc.	24,221	6,255
*	Unity Software Inc.	195,812	5,966
*	Qorvo Inc.	54,222	5,615
*	Cirrus Logic Inc.	32,909	5,593
	Amkor Technology Inc.	79,656	5,541
	Match Group Inc.	149,486	5,401
	Avnet Inc.	51,282	4,458
*	Maplebear Inc.	109,744	4,368
	Amdocs Ltd.	68,102	4,288
*	Pinterest Inc. Class A	189,589	3,801
*	Allegro MicroSystems Inc.	79,237	3,793
*	EPAM Systems Inc.	34,353	3,520
*	UiPath Inc. Class A	256,973	3,012
	Science Applications International Corp.	28,433	2,963
*	Rubrik Inc. Class A	36,608	2,878
	Universal Display Corp.	28,192	2,597
	KBR Inc.	73,861	2,581
*	Everpure Inc. Class A	28,765	2,287
*	Dropbox Inc. Class A	81,700	2,196
	Dolby Laboratories Inc. Class A	39,083	2,181
	Paycom Software Inc.	14,544	2,031
*	Parsons Corp.	33,412	1,975
*	Lattice Semiconductor Corp.	13,261	1,950
*	IAC Inc.	40,906	1,836
*	CCC Intelligent Solutions Holdings Inc.	386,556	1,817
*	IPG Photonics Corp.	15,708	1,799
*	Kyndryl Holdings Inc.	134,062	1,672
*	Docusign Inc.	31,487	1,654
*	Teradata Corp.	46,194	1,573
*	Tyler Technologies Inc.	4,915	1,539
	Pegasystems Inc.	39,741	1,420
*	DXC Technology Co.	109,408	1,084
*	Globant SA	25,251	1,019
*	nCino Inc.	61,161	983
*	SentinelOne Inc. Class A	56,156	929
	Concentrix Corp.	27,771	786
*	SailPoint Inc.	38,816	731
*	Figure Technology Solutions Inc. Class A	18,122	641
*	Clarivate plc	233,759	591
	Ingram Micro Holding Corp.	20,402	576
*	ZoomInfo Technologies Inc.	165,621	552
*	DoubleVerify Holdings Inc.	49,956	485
*	Trump Media & Technology Group Corp.	46,704	435
*	NIQ Global Intelligence plc	23,129	193

		Shares	Market Value ($000)
*	Cerebras Systems Inc. Class A	305	72
			4,304,190
Telecommunications (3.7%)
	Cisco Systems Inc.	2,537,547	305,572
	Verizon Communications Inc.	2,692,891	128,747
	AT&T Inc.	4,406,358	109,278
	T-Mobile US Inc.	307,200	57,609
	Comcast Corp. Class A	2,304,177	57,305
*	Ciena Corp.	89,920	52,174
*	Lumentum Holdings Inc.	41,509	35,489
	Motorola Solutions Inc.	61,442	24,778
*	Roku Inc.	71,765	9,342
*	Charter Communications Inc. Class A	51,984	7,488
	Millicom International Cellular SA	63,654	5,434
	Iridium Communications Inc.	53,851	2,788
*	Liberty Broadband Corp. Class C	56,602	1,911
*	Liberty Global Ltd. Class A	116,557	1,458
*	AST SpaceMobile Inc.	10,467	1,187
*	Liberty Global Ltd. Class C	72,514	882
*	Liberty Capital Corp. Class C	16,105	360
*	Liberty Broadband Corp. Class A	9,215	311
*	Liberty Capital Corp.	1,434	32
			802,145
Utilities (4.2%)
	NextEra Energy Inc.	1,330,179	115,739
	Southern Co.	702,779	64,691
	Duke Energy Corp.	496,291	60,910
	Constellation Energy Corp.	198,889	57,230
	American Electric Power Co. Inc.	341,218	43,222
	Sempra	416,265	37,102
	Dominion Energy Inc.	544,304	36,436
	Entergy Corp.	284,673	31,044
	Xcel Energy Inc.	377,382	30,002
	Exelon Corp.	644,617	29,420
	Republic Services Inc.	129,170	25,891
	Public Service Enterprise Group Inc.	318,366	25,039
	Consolidated Edison Inc.	229,897	24,284
	WEC Energy Group Inc.	207,584	23,052
	PG&E Corp.	1,397,448	22,834
	DTE Energy Co.	132,069	18,869
	Ameren Corp.	171,898	18,560
	CenterPoint Energy Inc.	415,306	17,551
	Atmos Energy Corp.	101,949	17,243
	Edison International	242,960	16,993
	PPL Corp.	471,814	16,697
	Eversource Energy	239,342	16,340
	FirstEnergy Corp.	349,801	16,227
	American Water Works Co. Inc.	124,149	15,304
	NiSource Inc.	303,850	14,044
	CMS Energy Corp.	192,851	13,995
	Evergy Inc.	146,625	12,029
	Alliant Energy Corp.	163,660	11,720
*	Talen Energy Corp.	28,923	11,187
*	Clean Harbors Inc.	32,256	9,065
	Pinnacle West Capital Corp.	75,801	7,560
	AES Corp.	452,855	6,643
	Essential Utilities Inc.	178,416	6,582
	OGE Energy Corp.	133,557	6,308
	IDACORP Inc.	34,195	4,796
	UGI Corp.	136,901	4,781
	National Fuel Gas Co.	59,703	4,612
	Brookfield Renewable Corp. (XTSE)	86,418	3,455
	Clearway Energy Inc. Class C	75,182	3,094
	MDU Resources Group Inc.	129,019	2,720
			903,271
Total Common Stocks (Cost $16,869,342)			21,358,172

		Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund, 3.667% (Cost $80,839)	808,478	80,840
Total Investments (99.9%) (Cost $16,950,181)			21,439,012
Other Assets and Liabilities—Net (0.1%)			18,835
Net Assets (100%)			21,457,847
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,843.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,332 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	10	3,798	65
E-mini S&P Mid-Cap 400 Index	June 2026	13	4,852	133
				198

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Block Inc.	8/31/2026	BANA	2,421	(3.620)	228	—
Carrier Global Corp.	8/31/2026	BANA	4,542	(3.620)	—	(74)
Citigroup Inc.	2/1/2027	GSI	1,728	(4.320)	32	—
Citigroup Inc.	8/31/2027	BANA	3,918	(4.362)	—	(32)
Elevance Health Inc.	2/1/2027	CITNA	1,174	(4.120)	—	(10)
Global Payments Inc.	8/31/2026	BANA	1,231	(4.277)	37	—
Goldman Sachs Group Inc.	8/31/2027	BANA	7,833	(4.430)	240	—
JPMorgan Chase & Co.	2/1/2027	CITNA	3,613	(4.270)	—	(37)
JPMorgan Chase & Co.	8/31/2027	BANA	28,463	(4.406)	—	(707)
PayPal Holdings Inc.	8/31/2026	BANA	8,895	(4.343)	113	—
PayPal Holdings Inc.	2/1/2027	CITNA	1,200	(3.970)	9	—
Raymond James Financial Inc.	2/1/2027	CITNA	698	(4.120)	—	(41)
Salesforce Inc.	8/31/2026	BANA	12,894	(3.570)	859	—
SoFi Technologies Inc.	8/31/2026	BANA	1,758	(3.620)	246	—
United Parcel Service Inc. Class B	8/31/2026	BANA	7,954	(3.620)	492	—
VICI Properties Inc.	8/31/2026	BANA	1,204	(4.315)	—	(18)
VICI Properties Inc.	2/1/2027	CITNA	49	(4.070)	—	—
					2,256	(919)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,358,172	—	—	21,358,172
Temporary Cash Investments	80,840	—	—	80,840
Total	21,439,012	—	—	21,439,012
Derivative Financial Instruments
Assets
Futures Contracts[1]	198	—	—	198
Swap Contracts	—	2,256	—	2,256
Total	198	2,256	—	2,454
Liabilities
Swap Contracts	—	(919)	—	(919)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.